Loans	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans
Note 6: Loans

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to 30 years and personal and business loans are generally repayable over terms not exceeding five years. Government loans are repayable over a variety of terms which are individually negotiated. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The effective yield on total loans as at December 31, 2020 is 4.13% (December 31, 2019: 4.73%). The interest receivable on total loans as at December 31, 2020 is $8.7 million (December 31, 2019: $9.2 million). The interest receivable is included in Accrued interest and other assets on the consolidated balance sheets and is excluded from all loan amounts disclosed in this note.

Loans' Credit Quality
The four credit quality classifications set out in the following tables are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular internal credit rating grades. Loans' internal credit ratings are assigned by the Bank's customer relationship managers as well as members of the Bank's jurisdictional and group Credit Committees. The borrowers' financial condition is documented at loan origination and maintained periodically thereafter at a frequency which can be up to monthly for certain loans. The loans' performing status, as well as current economic trends, are continuously monitored. The Bank's jurisdictional and group Credit Committees meet on a monthly basis. The Bank also has a group Provisions and Impairments Committee which is responsible for approving significant provisions and other impairment charges.

A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed. Loans in this category are reviewed by the Bank’s management on at least an annual basis.

A special mention loan shall mean a loan under close monitoring by the Bank’s management on at least a quarterly basis. Loans in this category are currently protected and still performing, but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or when principal or interest is 90 days past due unless it is a residential mortgage loan which is well secured and collection efforts are reasonably expected to result in amounts due. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.
The amortized cost of loans by credit quality classifications and allowance for expected credit losses by class of loans is as follows:

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	279,417	—	—	—	279,417	(1,453)	277,964
Commercial and industrial	422,616	5,841	1,082	18,226	447,765	(9,926)	437,839
Commercial overdrafts	70,324	1,686	451	1	72,462	(230)	72,232
Total commercial loans	772,357	7,527	1,533	18,227	799,644	(11,609)	788,035

Commercial real estate loans
Commercial mortgage	627,512	79,168	2,362	6,300	715,342	(847)	714,495
Construction	4,950	39,870	—	—	44,820	(1,257)	43,563
Total commercial real estate loans	632,462	119,038	2,362	6,300	760,162	(2,104)	758,058

Consumer loans
Automobile financing	22,491	52	—	127	22,670	(103)	22,567
Credit card	68,025	—	234	—	68,259	(2,795)	65,464
Overdrafts	23,934	1,127	—	2	25,063	(162)	24,901
Other consumer[1]	112,466	1,031	215	1,048	114,760	(1,416)	113,344
Total consumer loans	226,916	2,210	449	1,177	230,752	(4,476)	226,276

Residential mortgage loans	3,212,218	61,499	83,846	46,787	3,404,350	(15,909)	3,388,441

Total	4,843,953	190,274	88,190	72,491	5,194,908	(34,098)	5,160,810
[1] Other consumer loans’ amortized cost comprises $54 million of cash and portfolio secured lending and $45 million of lending secured by buildings in construction or other collateral.

								Evaluation of gross loans for impairment
December 31, 2019	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	General and specific allowances	Total net loans	Individually evaluated	Collectively evaluated
Commercial loans
Government	370,753	—	—	—	370,753	—	370,753	—	370,753
Commercial and industrial	469,591	57,438	1,119	7,567	535,715	(7,195)	528,520	48,386	487,329
Commercial overdrafts	23,529	4,565	451	2	28,547	(86)	28,461	2	28,545
Total commercial loans	863,873	62,003	1,570	7,569	935,015	(7,281)	927,734	48,388	886,627

Commercial real estate loans
Commercial mortgage	581,450	71,638	2,955	3,250	659,293	(1,496)	657,797	9,871	649,422
Construction	91,812	—	3,128	—	94,940	—	94,940	3,128	91,812
Total commercial real estate loans	673,262	71,638	6,083	3,250	754,233	(1,496)	752,737	12,999	741,234

Consumer loans
Automobile financing	21,229	78	—	155	21,462	(102)	21,360	155	21,307
Credit card	87,250	—	424	—	87,674	(445)	87,229	—	87,674
Overdrafts	5,270	2,504	50	34	7,858	(28)	7,830	34	7,824
Other consumer[1]	135,534	3,550	—	1,063	140,147	(927)	139,220	1,070	139,077
Total consumer loans	249,283	6,132	474	1,252	257,141	(1,502)	255,639	1,259	255,882

Residential mortgage loans	3,019,105	80,135	82,251	38,330	3,219,821	(13,309)	3,206,512	115,535	3,104,285

Total	4,805,523	219,908	90,378	50,401	5,166,210	(23,588)	5,142,622	178,181	4,988,028
[1] Other consumer loans’ amortized cost comprises $74 million of cash and portfolio secured lending and $48 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality indicator is as follows:

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2020	683,821	18,789	—	70	702,680
2019	1,026,634	27,575	181	4	1,054,394
2018	684,716	65,570	559	1,407	752,252
2017	624,332	2,381	3,245	11,910	641,868
2016	447,293	2,073	7,993	4,939	462,298
Prior	1,183,869	69,934	75,466	52,174	1,381,443
Overdrafts and credit cards	193,288	3,952	746	1,987	199,973
Total amortized cost	4,843,953	190,274	88,190	72,491	5,194,908

Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2020	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	279,417	279,417
Commercial and industrial	109	50	18,176	18,335	429,430	447,765
Commercial overdrafts	—	—	90	90	72,372	72,462
Total commercial loans	109	50	18,266	18,425	781,219	799,644

Commercial real estate loans
Commercial mortgage	710	1,552	4,748	7,010	708,332	715,342
Construction	—	—	—	—	44,820	44,820
Total commercial real estate loans	710	1,552	4,748	7,010	753,152	760,162

Consumer loans
Automobile financing	55	35	127	217	22,453	22,670
Credit card	480	224	234	938	67,321	68,259
Overdrafts	—	—	2	2	25,061	25,063
Other consumer	56	3	1,043	1,102	113,658	114,760
Total consumer loans	591	262	1,406	2,259	228,493	230,752

Residential mortgage loans	6,304	4,023	59,957	70,284	3,334,066	3,404,350

Total amortized cost	7,714	5,887	84,377	97,978	5,096,930	5,194,908

December 31, 2019	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	370,753	370,753
Commercial and industrial	276	—	7,487	7,763	527,952	535,715
Commercial overdrafts	—	—	2	2	28,545	28,547
Total commercial loans	276	—	7,489	7,765	927,250	935,015

Commercial real estate loans
Commercial mortgage	445	—	3,250	3,695	655,598	659,293
Construction	—	—	3,128	3,128	91,812	94,940
Total commercial real estate loans	445	—	6,378	6,823	747,410	754,233

Consumer loans
Automobile financing	53	58	135	246	21,216	21,462
Credit card	630	221	424	1,275	86,399	87,674
Overdrafts	—	—	34	34	7,824	7,858
Other consumer	994	139	1,028	2,161	137,986	140,147
Total consumer loans	1,677	418	1,621	3,716	253,425	257,141

Residential mortgage loans	31,931	9,487	47,132	88,550	3,131,271	3,219,821

Total amortized cost	34,329	9,905	62,620	106,854	5,059,356	5,166,210

Changes in Allowances for Credit Losses
The increase in the allowance for credit losses during the year ended December 31, 2020 was primarily attributable to changes in macroeconomic factors, such as GDP forecasts,  and changes in the credit ratings of some residential and commercial customers. As per the Bank’s accounting policy, as disclosed in Note 2, the Bank continuously collects and maintains attributes related to financial instruments within the scope of CECL, including current conditions, and reasonable and supportable assumptions about future economic conditions.

	Year ended December 31, 2020
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period, before change in accounting policy	7,281	1,496	1,502	13,309	23,588
Cumulative effect from change in accounting policy (Note 2)	4,109	1,026	2,506	200	7,841
Provision increase (decrease)	3,832	(418)	1,095	3,803	8,312
Recoveries of previous charge-offs	12	—	1,247	379	1,638
Charge-offs	(3,635)	—	(1,876)	(2,043)	(7,554)
Other	10	—	2	261	273
Allowances for expected credit losses at end of year	11,609	2,104	4,476	15,909	34,098

	Year ended December 31, 2019
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at beginning of period	6,913	4,092	802	13,295	25,102
Provision increase (decrease)	733	(2,596)	1,701	(22)	(184)
Recoveries of previous charge-offs	9	—	1,186	445	1,640
Charge-offs	(374)	—	(2,193)	(449)	(3,016)
Other	—	—	6	40	46
General and specific allowances at end of period	7,281	1,496	1,502	13,309	23,588
Allowances at end of period: individually evaluated for impairment	4,904	470	676	11,628	17,678
Allowances at end of period: collectively evaluated for impairment	2,377	1,026	826	1,681	5,910

Collateral-dependent loans
Management identified that the repayment of certain commercial and consumer mortgage loans is expected to be provided substantially through the operation or the sale of the collateral pledged to the Bank ("collateral-dependent loans"). The Bank believes that for the vast majority of loans identified as collateral-dependent, the sale of the collateral will be sufficient to fully reimburse the loan's carrying amount.
Loan Deferral Program
In response to the COVID-19 pandemic, effective April 1, 2020 the Bank implemented a residential mortgage and consumer loan deferral program for qualified borrowers in the Bermuda and Cayman segments under which principal and interest payments on performing loans were automatically deferred for three months from April 1, 2020 to June 30, 2020 and the loan term extended. Borrowers had the option to notify the Bank if they preferred to continue with regular, scheduled payments (i.e. to opt-out). Commercial customers had the option to pay interest only on their monthly loan payments with no penalties. The Bank subsequently extended the residential mortgage and personal loan deferral program for a further three months from July 1, 2020 to September 30, 2020, however, borrowers had to notify the Bank of their intention to defer principal and interest payments (i.e. to opt-in). Loans that meet the requirements for deferral under the programs are not considered TDRs or past due as the borrowers were current on their payments and were not experiencing financial difficulty at the time of these modifications.

In addition, the Bank also introduced deferrals on credit card payments for April and May in the Bermuda segment and May and June in the Cayman segment.

Non-Performing Loans
During the year ended December 31, 2020, no interest was recognized on non-accrual loans. Non-performing loans at December 31, 2020 include PCD loans, which have all been on non-accrual status since their acquisition. The balances at December 31, 2019 have not been restated to include the $1.8 million amortized cost of PCD loans as at that date. No credit deteriorated loans were purchased during the year.

	December 31, 2020				December 31, 2019
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	18,207	19	—	18,226	7,487	80	—	7,567
Commercial overdrafts	—	1	89	90	—	2	—	2
Total commercial loans	18,207	20	89	18,316	7,487	82	—	7,569

Commercial real estate loans
Commercial mortgage	952	5,348	—	6,300	1,019	2,231	—	3,250
Construction	—	—	—	—	—	—	3,128	3,128
Total commercial real estate loans	952	5,348	—	6,300	1,019	2,231	3,128	6,378

Consumer loans
Automobile financing	126	1	—	127	—	155	—	155
Credit card	—	—	234	234	—	—	424	424
Overdrafts	—	2	—	2	—	34	—	34
Other consumer	869	179	—	1,048	676	387	—	1,063
Total consumer loans	995	182	234	1,411	676	576	424	1,676

Residential mortgage loans	36,897	9,890	18,788	65,575	29,016	9,314	12,008	50,338
Total non-performing loans	57,051	15,440	19,111	91,602	38,198	12,203	15,560	65,961

Loans modified in a TDR
As at December 31, 2020, the Bank had nil loans that were modified in a TDR during the preceding 12 months that subsequently defaulted (December 31, 2019: nil; December 31, 2018: 2).
TDRs entered into during the period

	Year ended December 31, 2020
	Number of contracts	Pre-modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	9	5,590	98	5,688

	Year ended December 31, 2019
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	3	1,381	101	1,482

TDRs Outstanding

	December 31, 2020		December 31, 2019
	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	901	—	939	—
Commercial real estate loans	2,362	1,811	2,954	1,315
Residential mortgage loans	61,937	17,129	65,275	9,576
Total TDRs outstanding	65,200	18,940	69,168	10,891